Fair Value Measurements (Fair Value of Financial Instruments on Recurring Basis) (Details) (USD $)	Dec. 31, 2011 Carrying Amount [Member]	Dec. 31, 2010 Carrying Amount [Member]	Dec. 31, 2009 Carrying Amount [Member]	Dec. 31, 2011 Fair Value [Member]	Dec. 31, 2010 Fair Value [Member]	Dec. 31, 2009 Fair Value [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Carrying Amount [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member] Fair Value [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Fair Value [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Carrying Amount [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Fair Value [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Fair Value [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Carrying Amount [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member] Fair Value [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits		$ 297,000	$ 15,031,102		$ 297,482	$ 15,491,899
Investment securities	161,784,835	54,786,264	33,819,455	161,784,835	55,015,376	34,089,713	1,249,246	24,450,070	1,252,500	24,450,070	179,114,286	137,334,765	179,111,032	137,334,765
Loans	539,297,666	299,606,430	265,008,669	547,218,763	301,862,245	269,907,318									573,147,401	539,297,666	577,722,605	547,218,763
Interest bearing deposits	520,629,456	273,032,442	245,464,373	522,248,781	274,003,958	247,456,675									545,730,571	520,629,456	546,344,318	522,248,781
Short term borrowings	38,672,657	5,669,332	16,149,939	38,967,244	5,669,332	16,297,360									44,544,608	38,672,657	44,608,198	38,967,244
Long term borrowings	$ 6,284,479	$ 16,371,947	$ 16,454,067	$ 6,452,391	$ 10,618,094	$ 17,261,757									$ 6,216,463	$ 6,284,479	$ 6,424,952	$ 6,452,391